Vanguard Advice Select Dividend Growth Fund
Supplement Dated July 8, 2026, to the Prospectus and Summary Prospectus Dated February 27, 2026
Important Changes to Vanguard Advice Select Dividend Growth Fund (the “Fund”)

Effective today, Peter C. Fisher is no longer a portfolio manager of the Fund, and Timothy J. Casaletto and G. Thomas Levering have been added as co-portfolio managers of the Fund.
The Fund’s investment objectives, strategies, and policies remain unchanged.
Prospectus and Summary Prospectus Text Changes

All references to Mr. Fisher are hereby removed.
The following is added under the heading “Investment Advisor” in the Fund Summary section:
Timothy J. Casaletto, CFA, Managing Director and Portfolio Manager of Wellington Management. He has co-managed the Fund since July 2026.
G. Thomas Levering, Senior Managing Director, Global Industry Analyst, and Portfolio Manager of Wellington Management. He has co-managed the Fund since July 2026.
The following is added under the heading “Investment Advisor” in the More on the Fund section:
Timothy J. Casaletto, CFA, Managing Director and Portfolio Manager of Wellington Management. He has worked in investment management since 2011, has managed investment portfolios for Wellington Management since 2023, and has co-managed the Fund since July 2026. Education: B.S., University of Massachusetts Lowell.
G. Thomas Levering, Senior Managing Director, Global Industry Analyst, and Portfolio Manager of Wellington Management. He has managed investment portfolios for Wellington Management since 2001 and has co-managed the Fund since July 2026. Education: A.B., Harvard University; M.B.A., The Wharton School of the University of Pennsylvania.

CFA® is a registered trademark owned by CFA Institute.
© 2026 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.	PS 4435B 072026

Vanguard International Dividend Growth Fund

Supplement Dated July 8, 2026, to the Prospectus and Summary Prospectus Dated February 27, 2026

Important Changes to Vanguard International Dividend Growth Fund (the “Fund”)

Effective today, Peter C. Fisher is no longer portfolio manager of the Fund, and Silas D. Brown has been added as portfolio manager of the Fund.

The Fund’s investment objectives, strategies, and policies remain unchanged.

Prospectus and Summary Prospectus Text Changes

All references to Mr. Fisher are hereby removed.

The following is added under the heading “Investment Advisor” in the Fund Summary section:

Silas D. Brown, CFA, Managing Director and Portfolio Manager of Wellington Management. He has managed the Fund since July 2026.

The following is added under the heading “Investment Advisor” in the More on the Fund section:

Silas D. Brown, CFA, Managing Director and Portfolio Manager of Wellington Management. He has worked in investment management since 2014, has managed investment portfolios for Wellington Management since 2024, and has managed the Fund since July 2026. Education: B.S., United States Air Force Academy; M.A., Creighton University; M.B.A., Massachusetts Institute of Technology.

CFA® is a registered trademark owned by CFA Institute.

© 2026 The Vanguard Group, Inc. All rights reserved.	PS V021B 072026
Vanguard Marketing Corporation, Distributor.

Vanguard Whitehall Funds (the “Trust”)

Supplement Dated July 8, 2026, to the Statement of Additional Information Dated February 27, 2026

Important Changes to Vanguard Advice Select Dividend Growth Fund and Vanguard International Dividend Growth Fund (each, a “Fund” and collectively, the “Funds”)

Effective today, Peter C. Fisher is no longer a portfolio manager of the Funds. All references to Mr. Fisher are hereby removed.

Additionally, Timothy J. Casaletto and G. Thomas Levering have been added as co-portfolio managers of Vanguard Advice Select Dividend Growth Fund and Silas D. Brown has been added as portfolio manager of Vanguard International Dividend Growth Fund.

The Funds’ investment objective, strategies, and policies remain unchanged.

The Statement of Additional Information provides information about the portfolio managers of all funds within the Trust, including the Funds, as of February 27, 2026. The table and text below provide updated information as of April 30, 2026, relating only to Mr. Brown, Mr. Casaletto, and Mr. Levering.

Other Accounts Managed

					Total assets in
				No. of accounts with	accounts with
		No. of		performance-based	performance-based
Portfolio Manager		accounts	Total assets	fees	fees
Silas Brown1	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	2	$196M	0	$0
	Other accounts	0	$0	0	$0
Tim Casaletto2	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	0	$0	0	$0
Tom Levering2	Registered investment companies	20	$10.3B	3	$8.2B
	Other pooled investment vehicles	38	$5.5B	16	$4.5B
	Other accounts	67	$818M	8	$166M

1 Mr. Brown began managing Vanguard International Dividend Growth Fund in July 2026.

2 Mr. Casaletto and Mr. Levering began co-managing Vanguard Advice Select Dividend Growth Fund in July 2026.

Ownership of Securities

As of April 30, 2026, Mr. Brown, Mr. Casaletto, and Mr. Levering did not own any shares of the Funds.

© 2026 The Vanguard Group, Inc. All rights reserved.	SAI 934A 072026
Vanguard Marketing Corporation, Distributor.